Summary of Principal Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregate Revenue [Line Items]
Revenues	$ 6,111,500	$ 10,345,500	$ 20,908,300	$ 25,953,200
In-App Purchase services [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	4,876,400	9,294,400	17,331,900	23,614,200
In-App Advertising Services [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	725,600	1,031,100	1,875,900	2,319,000
Content Licensing Business [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	$ 509,500	$ 20,000	$ 1,700,500	$ 20,000